UNAUDITED INTERIM CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	€ 1,950	€ 2,275	€ 3,906	€ 4,254
Cost of sales	(1,737)	(2,060)	(3,532)	(3,822)
Gross profit	213	215	374	432
Selling and administrative expenses	(80)	(75)	(151)	(143)
Research and development expenses	(13)	(10)	(26)	(21)
Other gains and losses - net	(41)	(134)	(56)	(24)
Income / (loss) from operations	79	(4)	141	244
Finance costs - net	(35)	(32)	(70)	(62)
Income / (loss) before tax	44	(36)	71	182
Income tax (expense) / benefit	(12)	4	(17)	(35)
Net income / (loss)	32	(32)	54	147
Net income / (loss) attributable to:
Equity holders of Constellium	31	(34)	51	143
Non-controlling interests	1	2	3	4
Net income / (loss)	€ 32	€ (32)	€ 54	€ 147
Earnings per share attributable to the equity holders of Constellium (in Euros)
Basic (in EUR per share)	€ 0.21	€ (0.24)	€ 0.35	€ 1.00
Diluted (in EUR per share)	€ 0.21	€ (0.24)	€ 0.34	€ 0.97
Weighted average number of shares
Basic (in shares)	146,543,148	144,186,241	145,428,562	142,938,735
Diluted (in shares)	148,190,856	144,186,241	148,190,856	147,184,031